Organization and principal activities	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

(a)          Nature of operations

Pintec Technology Holdings Limited (the “Company” or “Pintec”) was incorporated in the Cayman Islands on March 2, 2017 as an exempted company with limited liability. The Company (and its predecessor prior to the reorganization) through its subsidiaries, and its variable interest entities (“VIEs”) (collectively, the “Group”) is principally engaged in the operation of an online technology platform enabling financial services (the “Pintec Business”) in the People’s Republic of China (the “PRC” or “China”). The financial services enabled by the Company’s technology platform include: (i) a lending solution for borrowers to originate loans, (ii) a lending solution for borrowers who want to finance online purchases and (iii) a wealth management solution and insurance solution for asset management companies and insurance companies respectively to facilitate the sales of their products. (See Note 2(s) for details of the lending solutions, wealth management solution and insurance solution)

(b)          Reorganization

The Pintec Business commenced operations in June 2015 as a business unit within Jimu Holdings Limited (the “Parent Company” or “Jimu Parent” formerly known as Pintec Holdings Limited), which is a British Virgin Islands (“BVI”) holding company. The Company was established in connection with a group reorganization (the “Reorganization”) of Jimu Parent. As part of the Reorganization, the Pintec Business was transferred to the Group as of March 31, 2018. The Reorganization was approved by the Board of Directors and a restructuring framework agreement was entered into by the Group, Jimu Parent and the shareholders of Jimu Parent in December 2017.

To effect the transfer of the Pintec Business to the Group, the following major steps were undertaken:

•	Pintec, the holding company for the Group, was set up by one of the founding shareholders of Jimu Parent, (one of the “Founders”).
•

In April 2017, four dormant holding companies of Jimu Parent which were incorporated in BVI or Hong Kong were transferred to Pintec at par value along with two newly established subsidiaries incorporated in China.

•

In May 2017, Pintec issued common shares at par value to Jimu Parent common shareholders for the respective number of shares that they held in Jimu Parent, subject to the receipt of the share issuance price from the shareholders.

•

In December, 2017, Pintec issued preferred shares at par value to Jimu Parent preferred shareholders for the respective number of shares that they held in Jimu Parent, subject to the receipt of the share issuance price from the shareholders.

•

In December, 2017, the Pintec Business was starting to be transferred to the Group. This was done by (1) signing agreements over four variable interest entities which were dormant or were used for the operations of the Pintec Business. These four variable interest entities, together with their five wholly owned subsidiaries, operate the Pintec Business (See Note 1 (c) for details of these agreements), and (2) transferring certain other assets and employees from Jimu Parent’s subsidiaries and variable interest entities to the Group.

•

In December 2017, options of the Company were issued in connection with the Reorganization to mirror the number and vesting terms of the options originally granted by Jimu Parent. These options have an expiration period of 10 years.

•

In March 2018, the issuance price of the common shares and preferred shares of the Company, which were outstanding as of December 31, 2017 were fully paid by shareholders, based on the respective number of shares that common and preferred shareholders that they held in Pintec. Also the transfer of the key employees from Jimu Parent’s subsidiaries and variable interest entities to the Group was completed in March 2018.

Establishment of Pintec, its subsidiaries and VIEs

As of December 31, 2018, the Company’s principal subsidiaries,  consolidated VIEs and subsidiaries of VIEs are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:
Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries:
Sky City Holdings Limited (“Sky City BVI”)	June 23, 2016	BVI	100%	Investment holding
Sky City Hong Kong Limited (“Sky City HK”)	August 17, 2016	Hong Kong	100%	Investment holding
Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%	Investment holding
Next Hop Holdings Limited (“Next Hop BVI”)	January 4, 2016	BVI	100%	Investment holding
Next Hop Hong Kong Limited (“Next Hop HK”)	January 20, 2016	Hong Kong	100%	Investment holding
Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%	Investment holding
Anxunying (Tianjin) Commercial Factoring Co., Ltd. ("Anxunying Tianjin")	December 3, 2018	The PRC	100%	Lending solution business
Pintec Solutions Pte. Ltd. ("Pintec Solutions")	December 21, 2018	Singapore	100%	Lending solution business
Pintec (Ganzhou) Technology Co.,Ltd ("Pintec Ganzhou")	December 24, 2018	The PRC	100%	Lending solution business
VIEs and VIEs’ subsidiaries (referred to as “Pintec Operating Entities”):
Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business
Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business
Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business
Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business
Tianjin Xiangmu Asset Management Co., Ltd. (“Tianjin Xiangmu”)	June 18, 2015	The PRC	100%	Wealth management solution business
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business
Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	100%	Insurance solution business

Basis of Presentation for the Reorganization

The Reorganization consists of transferring the Pintec Business to the Group, which is owned by Jimu Parent’s shareholders immediately before and after the Reorganization. The shareholding percentages and rights of each shareholder are the same in Jimu Parent and Pintec immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for in a manner similar to a common control transaction because it is determined that the transfers lack economic substance. Therefore, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that are directly attributable to the Pintec Business for the period presented and are prepared as if the corporate structure of Pintec after the Reorganization had been in existence throughout the period presented. Such presentation may not necessarily reflect the results of operations, financial position and cash flows of the Group had it existed on a stand‑alone basis during the period presented.

The assets and liabilities are stated at historical carrying amounts. Those assets and liabilities that are specifically related to the Pintec Business are included in the Group’s consolidated balance sheets. Income tax liability is calculated on a separate return basis as if the Group had filed separate tax returns. The Group’s statement of operations and comprehensive loss consists of all the revenues, costs and expenses of the Pintec Business, including allocations to the cost of revenue, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by Jimu Parent but related to the Pintec Business. These allocated costs and expenses are primarily for office rental expenses, office utilities, information technology support and certain corporate functions, including senior management, finance, legal and human resources, as well as share‑based compensation expense.

Generally, the cost of shared employees were allocated to the Group based on the Group’s headcount as a proportion of total headcount in the Jimu Parent group; share based compensation expenses were allocated to the Group based on the compensation expenses attributable to employees of Pintec Business, and shared corporate marketing expenses and bandwidth and server hosting costs were allocated based on the Group’s revenues as a proportion of the total revenue of Jimu Parent group. These allocations are made on a basis considered reasonable by management to estimate what the Company would incur on a stand‑alone basis, as if the Company had operated as an unaffiliated entity, before the consummation of the Reorganization.

The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from Jimu Parent for the years ended December 31, 2016 and 2017 and 2018:

	Share based
For the year ended December 31, 2016:	compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	27	3,825	3,852
Sales and marketing expenses	1,986	33,458	35,444
General and administrative expenses	21,524	39,099	60,623
Research and development expenses	2,128	38,847	40,975
Total	25,665	115,229	140,894

Out of the total costs and expenses of RMB140,894 allocated from Jimu Parent for the year ended December 31, 2016, RMB25,665 is for share based compensation expenses which are recorded as a contribution from Jimu Parent. With respect to the remaining balance of allocated expenses of RMB115,229, (i) RMB74,367 was deemed to be a contribution from the parent company as it was agreed between the Company and Jimu Parent that payment for allocated expenses up to September 30, 2016, the date the Reorganization was initiated, would be waived by Jimu Parent and (ii) RMB40,862 will be settled with Jimu Parent. For purposes of presentation in the consolidated statement of cash flows for the year ended December 31, 2016, the RMB74,367 contribution related to the allocated expenses, cash contributions of RMB80,690, and cash advances from Jimu Parent to support the Pintec Business are presented as cash flows from financing activities. For purposes of the consolidated statement of changes in invested (deficit)/equity for the year ended December 31, 2016, the allocated cost and expenses and cash contributions are reflected as a contribution from Jimu parent. Funding from Jimu Parent to the Company, net of the repayment by the Company are disclosed as net cash advances from the parent company under financing activities and reflected in the amounts due to related parties on the balance sheet.

	Share based
For the year ended December 31, 2017:	compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	27	2,693	2,720
Sales and marketing expenses	2,470	15,745	18,215
General and administrative expenses	25,263	20,270	45,533
Research and development expenses	3,258	32,537	35,795
Total	31,018	71,245	102,263

Out of the total costs and expenses of RMB102,263 allocated from Jimu Parent for the year ended December 31, 2017, RMB31,018 is for share based compensation expenses which are recorded as a contribution from Jimu Parent. With respect to the remaining balance of allocated expenses of RMB71,245,  which are primarily billed by Jimu Parent and recognized in the current portion of "Amounts due to related parties" of the consolidated balance sheets, which will be settled with Jimu Parent.

	Share based
For the year ended December 31, 2018:	compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	214	366	580
Sales and marketing expenses	3,147	1,769	4,916
General and administrative expenses	28,945	4,747	33,692
Research and development expenses	4,190	5,309	9,499
Total	36,496	12,191	48,687

Out of the total costs and expenses of RMB48,687 allocated from Jimu Parent for the year ended December 31, 2018, RMB36,496 for share based compensation expenses which are allocated from Jimu Parent. With respect to the remaining balance of allocated expenses of RMB12,191, which are primarily billed by Jimu Parent and recognized in the current portion of “Amounts due to related parties” of the consolidated balance sheets, will be settled with Jimu Parent.

(c)         Variable interest entities (excluding the consolidated Trusts and asset-backed securitized debts as discussed in Note 2(f))

(1)	VIE arrangement before the Reorganization

Prior to the Reorganization, in order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and certain finance businesses, the Jimu Parent operated its restricted businesses in the PRC through its VIEs, whose equity interests are held by certain founders of Jimu Parent. Jimu Parent obtained control over these VIEs by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders.

To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content and certain finance businesses, the nominee shareholders are the legal owners of an entity. However, the rights of those nominee shareholders have been transferred to Jimu Parent through the contractual arrangements.

The contractual arrangements that were used to control the VIEs include powers of attorney, exclusive business cooperation agreements, equity pledge agreements and exclusive option agreements.

Management concluded that Jimu Parent, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore Jimu Parent is the ultimate primary beneficiary of these VIEs constituting the Pintec Business. As such, Jimu Parent consolidated the financial statements of these VIEs. Consequently, the financial results of the VIEs directly attributable to the predecessor operations were included in the Group’s consolidated financial statements in accordance with the basis of presentation for the Reorganization as stated in Note 1.

The following is a summary of the contractual agreements that the Jimu Parent, through its wholly foreign owned enterprise subsidiaries (“Jimu WFOE”), entered into with the VIEs and their nominee shareholders:

Powers of attorney—Pursuant to the irrevocable power of attorney, Jimu WFOE is authorized by each of the nominee shareholders as their attorney in‑fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs. Each nominee shareholder has waived all the rights which have been authorized to Jimu WFOE under each power of attorney. The powers of attorney are irrevocable and remains in force continuously upon execution.

Exclusive business cooperation agreements—Jimu WFOE and the VIEs entered into exclusive business cooperation agreements under which the VIEs engage Jimu WFOE as their exclusive provider of technical services and business consulting services. The VIEs shall pay services fees to Jimu WFOE, which are determined by Jimu WFOE  at its sole discretion. Jimu WFOE shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Jimu WFOE. These agreements will remain in effect for ten years, but can be terminated by Jimu WFOE with 30 days’ advance written notice. These agreements can be extended at the sole discretion of Jimu Parent.

Equity pledge agreements—Pursuant to the relevant equity pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to Jimu WFOE as collateral for all of the VIEs’ payments due to Jimu WFOE and to secure the VIEs’ obligations under the above agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Jimu WFOE without Jimu WFOE’s written consent. Jimu WFOE is entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, Jimu WFOE as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to Jimu Parent’s relevant PRC subsidiaries, and/or to dispose of the pledged equity. These equity pledge agreements will remain effective until the variable interest entities and their shareholders discharge all their obligations under the contractual arrangements.

Exclusive option agreements—The nominee shareholders of the VIEs have granted Jimu WFOE the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities for a purchase price equal to the actual capital contribution paid in the registered capital of the VIEs by the nominee shareholders for their equity interests. Jimu WFOE may exercise such option at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of Jimu WFOE, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend. These agreements will remain effective for ten years and can be extended at the sole discretion of Jimu Parent.

(2)	VIE arrangement after the Reorganization

In connection with the Reorganization, contractual arrangements consistent with those in place prior to the reorganization have been entered into among the Company’s wholly owned subsidiaries (i.e. Sky City WFOE and Pintec Beijing WFOE), Tianjin Anquying, Beijing Hongdian, Beijing Xuanji, Beijing Jinke and the respective nominee shareholders of these VIEs. Shanghai Anquying, Shenzhen Minheng and Ganzhou Anquying are wholly owned by Tianjin Anquying, Myfin Insurance is wholly owned by Beijing Jinke, and Tianjin Xiangmu is wholly owned by Beijing Xuanji, thus, no separate contractual arrangement will be entered into with these subsidiaries of the VIEs.

The Group has determined that it is the primary beneficiary of these VIEs through the contractual arrangements. Accordingly, the Company will consolidate these VIEs’ results of operations, assets and liabilities in the Group’s consolidated financial statements pursuant to the accounting principles generally accepted in the United States (“U.S. GAAP”) upon the execution of the new contractual arrangements. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.

(d)         Risks in relation to the VIE structure

A significant part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The Company’s ability to control the VIEs also depends on the powers of attorney the founders has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.

In the opinion of the Company’s management, the contractual arrangements among its subsidiaries, the VIEs and their respective nominee shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements.

In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which will come into effect on January 1, 2020. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Given that the Foreign Investment Law is new, substantial uncertainties exist with respect to its implementation and interpretation and the possibility that the VIEs will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded.

The Company’s ability to control the VIEs also depends on the power of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign-owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following consolidated financial information of the Group’s VIEs directly attributable to the predecessor operations as of December 31, 2017 and 2018 and for the years then ended were included in the accompanying Group’s consolidated financial statements as follows:

	As of
	December 31,
	2017	2018
	RMB	RMB
ASSETS
Cash and cash equivalents	159,189	232,913
Restricted time deposits	5,000	7,033
Short-term investments	2,000	—
Short-term financing receivables, net	1,506,179	742,117
Accrued interest receivable, net	7,637	11,052
Accounts receivable, net	36,556	47,148
Prepayments and other current assets	38,516	32,814
Amounts due from the Company and its subsidiaries	337,200	2,321,846
Amounts due from related parties	91,244	56,674
Total current assets	2,183,521	3,451,597
Long-term investments	—	35,000
Long-term financing receivables, net	178,627	18,882
Property, equipment and software, net	4,506	4,819
Intangible assets, net	7,163	5,382
Goodwill	25,680	25,680
Deferred tax assets	—	36,840
Total non-current assets	215,976	126,603
Total assets	2,399,497	3,578,200
LIABILITIES
Short-term borrowings	—	220,000
Short-term funding debts	1,220,884	679,957
Accrued interest payable	7,174	15,021
Accounts payable	42,985	37,691
Amounts due to related parties	344,028	80,713
Tax payable	21,327	51,633
Financial guarantee liabilities	—	15,537
Accrued expenses and other liabilities	81,180	123,624
Amounts due to the Company and its subsidiaries	239,812	2,261,088
Total current liabilities	1,957,390	3,485,264
Long-term funding debts	469,733	21,498
Amounts due to related parties	11,120	—
Total non-current liabilities	480,853	21,498
Total liabilities	2,438,243	3,506,762

	For the year
	ended
	December 31,
	2016	2017	2018
Total net revenues	54,874	661,417	1,080,451
Net (loss)/income	(200,494)	(31,343)	62,190

	For the year
	ended
	December 31,
	2016	2017	2018
Net cash (used in)/provided by operating activities	(123,066)	83,080	86,135
Net cash (used in)/provided by investing activities	(108,178)	(1,444,358)	725,862
Net cash provided by/(used in) financing activities	256,700	1,498,175	(736,240)
Net increase in cash, cash equivalents and restricted time deposits	25,456	136,897	75,757
Cash and cash equivalents at beginning of the year	1,836	27,292	159,189
Restricted time deposits at beginning of the year	—	—	5,000
Cash, cash equivalents and restricted time deposits at end of the year	27,292	164,189	239,946
Including:
Cash and cash equivalents at end of the year	27,292	159,189	232,913
Restricted time deposits at end of the year	—	5,000	7,033

In accordance with the contractual arrangements related to post reorganization, the relevant PRC subsidiaries have the power to direct activities of the Group’s VIEs and VIEs’ subsidiaries,and can have assets transferred out of the Group’s VIEs and VIEs’ subsidiaries. There are no assets of the VIEs and VIEs’ subsidiaries that are collateral for the VIEs obligations and can only be used to settle the VIEs’ obligations except for the consolidated assets‑backed securitized debts arrangement and trust arrangements (Note 2(j)). Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid‑in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. As the VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs and the VIEs’ subsidiaries.

Currently there is no contractual arrangement that could require the relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s VIEs and VIEs’ subsidiaries. As the Group is conducting certain businesses in the PRC through the VIEs and VIEs’ subsidiaries, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

Recognized revenue‑producing assets held by the VIEs include computers and servers, customer database relating to point‑of‑sale installment loan, which was acquired through acquisition.

Unrecognized revenue‑producing assets held by VIEs includes the internet content provision license, domain names of pintec.com, idumiao.com, ixuanji.com and hongdianfund.com, patents, copyrights, as well as trademarks including the Chinese name for Dumiao, Hongdian, Myfin and Pintec.

There is no VIE where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Initial public offering (“IPO”) and followed offering

In October 2018, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Market in the United States of America. In the offering, 3,725,000 American depositary shares (“ADSs”), representing 26,075,000 Class A Ordinary Shares, were issued and sold to the public at a price of US$11.88 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$40.7 million (RMB280.1 million).

In November 2018, the Company completed its followed offering of 483,070 ADS, representing 3,381,490 Class A Ordinary Shares, were issued and sold to the public at a price of US$11.88 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$5.3 million (RMB36.4million).

In accordance to the written resolutions passed by the Board of Directors of the Company and its shareholders in July 2018, immediately prior to the completion of the IPO, the Company completed the redesignation on a one-for-one basis of: (i) 19,676,695 shares of Pre-IPO Class A Ordinary Shares, into Class A Ordinary Shares; and 51,782,495 shares of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares; (ii) 2,500,000 shares of Pre-IPO Series Seed-A-1 Preferred Shares into Class A Ordinary Shares, 17,678,568 shares of Pre-IPO Series Seed-A-2 Preferred Shares, 37,257,705 of Pre-IPO Series Seed-B Preferred Shares, 42,747,918 shares of Pre-IPO Series Seed-C Preferred Shares, 25,650,679 shares of Pre-IPO Series A-1 Preferred Shares, 38,829,699 shares of Pre-IPO Series A-2 Preferred Shares into Class A Ordinary Shares.

(e)          Liquidity

Prior to 2017, the Group incurred the net loss of RMB200,494, RMB84,860 for the years ended December 31, 2016 and 2017. It generated net income of RMB 2,171 for the year ended December 31, 2018. The Group had an invested deficit of RMB62,195 as of December 31, 2017 and has accumulated deficit of RMB872,698 as of December 31, 2018. The net cash used in operating activities was RMB123,066 for the year ended December 31, 2016, while the net cash provided by operating activities were RMB 197,438 and RMB108,309 for the years ended December 31, 2017 and 2018, respectively.

The Group’s ability to fund its operations is based on its ability to generate cash, its ability to attract investors and its ability to borrow funds on reasonable economic terms. Prior to the Reorganization, the Group’s business had relied principally on Jimu Parent’s financing from its investors to fund the Group’s operations and business development. Post‑Reorganization, the Group’s ability to continue as a going concern is expected to be dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to obtain external financing from investors. In addition, the Group can adjust the pace of its operation expansion and control the operating expenditures. In the past, the Group has been continuously receiving financing support from outside investors through the issuance of preferred shares. In 2018 October, the Group successfully completed its IPO through which the Company issued and sold 3,725,000 ADSs, representing 26,075,000 Class A Ordinary Shares. The aggregate proceeds received from the IPO, net of issuance costs, were approximately RMB280.1 million (US$40.7 million).

Based on cash flows projections from operating and financing activities and existing balances of cash and cash equivalents, the Group believed that it will be able to meet its payment obligations for general operations and debt related commitments for the next twelve months from the date of issuance of the consolidated financial statements. Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.